Capital Structure, Financial Risk and Related Items - Financial Assets and Liabilities (Details) - DKK (kr) kr in Millions	Dec. 31, 2024	Dec. 31, 2023
Financial liabilities measured at amortized cost | Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	kr (1,029)	kr (770)
Financial liabilities measured at amortized cost | Other payables excluding provisions
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(3,482)	(2,316)
Financial assets measured at fair value through profit or loss | Marketable securities
Disclosure of detailed information about financial instruments [line items]
Financial Assets	11,243	13,268
Financial assets measured at fair value through profit or loss | Other investments
Disclosure of detailed information about financial instruments [line items]
Financial Assets	228	134
Financial assets measured at amortized cost | Receivables excluding prepayments
Disclosure of detailed information about financial instruments [line items]
Financial Assets	6,386	4,768
Financial assets measured at amortized cost | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial Assets	kr 9,858	kr 14,867